Employee Benefits - Rollforward, Balance of Plan Assets (Details) - Plan assets - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	$ 16,461	$ 14,279	$ 14,540
Actual return on trust assets	508	497	522
Return on plan assets excluding amounts included in interest income	404	886	0
Foreign exchange loss	633	1,288	(150)
Life annuities	0	(25)	6
Benefits paid	(1,191)	(623)	(731)
Plan amendments	(47)	(65)	(126)
Employees´contributions	106	105	102
Employer´s contributions	133	133	130
Administration cost	(15)	(14)	(14)
Ending balance	$ 16,992	$ 16,461	$ 14,279